Acquisition of Construction Services Businesses - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2014 Business	Dec. 31, 2014 Business	Dec. 31, 2013	Oct. 01, 2014
Business Acquisition [Line Items]
Business acquisition, consideration		$ 221,000,000
Number of business acquisitions	3	3
Goodwill		143,160,000	17,810,000
Construction Services [Member]
Business Acquisition [Line Items]
Goodwill		133,000,000
Brigadier [Member]
Business Acquisition [Line Items]
Goodwill assigned for deductible tax purpose		4,900,000
Link-Line, W.S. Nicholls, and Brigadier [Member]
Business Acquisition [Line Items]
Goodwill		125,000,000		130,000,000
Intangible assets		48,200,000
Foreign currency adjustments		1,900,000
Accumulated amortization		1,500,000
Incurred acquisition costs		5,000,000
Link-Line, W.S. Nicholls, and Brigadier [Member] | Maximum [Member]
Business Acquisition [Line Items]
Indirect equity interest percentage		100.00%
Link-Line, W.S. Nicholls, and Brigadier [Member] | Non-Competition Agreements [Member]
Business Acquisition [Line Items]
Intangible assets		500,000
Accumulated amortization		40,000
Intangible assets useful life		5 years
Link-Line, W.S. Nicholls, and Brigadier [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		36,500,000
Accumulated amortization		550,000
Link-Line, W.S. Nicholls, and Brigadier [Member] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets useful life		12 years
Link-Line, W.S. Nicholls, and Brigadier [Member] | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets useful life		21 years
Link-Line, W.S. Nicholls, and Brigadier [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets		10,000,000
Accumulated amortization		250,000
Link-Line, W.S. Nicholls, and Brigadier [Member] | Trade Names [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets useful life		4 years
Link-Line, W.S. Nicholls, and Brigadier [Member] | Trade Names [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets useful life		20 years
Link-Line, W.S. Nicholls, and Brigadier [Member] | Work Backlog [Member]
Business Acquisition [Line Items]
Intangible assets		1,200,000
Accumulated amortization		$ 700,000
Intangible assets useful life		8 months
Centuri Construction Group [Member]
Business Acquisition [Line Items]
Indirect equity interest convertible for percentage of holding company equity interest		96.60%
Principal Previous Owners [Member] | Link-Line, W.S. Nicholls, and Brigadier [Member]
Business Acquisition [Line Items]
Indirect equity interest percentage		10.00%
Indirect equity interest dividend rights, percentage of cash dividend paid by Centuri to the Company		3.40%
Description of indirect equity interest		However, while the actual ownership interest was approximately 10% of Lynxus (Canadian operations), the terms of the underlying equity agreements include dividend participation rights equal to 3.4% of dividends declared at the level of Centuri. Additionally, these same agreements include, among other terms, the ability of the prior owners to exit their investment retained by requiring Centuri to purchase a portion of their interest (in Lynxus) commencing October 2016 and in incremental amounts each anniversary date thereafter. The shares subject to the election cumulate (if earlier elections are not made) such that 100% of their interest retained is subject to the election after September 2021. Furthermore, the equity agreements include an exchange feature such that the noncontrolling ownership interest retained by the parties, in the Canadian subsidiaries, may be convertible into shares equivalent to a 3.4% interest in Centuri (redeemable noncontrolling interest). In consideration of these circumstances and the underlying agreements, it was deemed appropriate to allocate earnings to the redeemable noncontrolling interest at an amount equivalent to approximately 3.4% of total Centuri earnings (rather than based on the actual current proportional ownership). Through this earnings allocation process, approximately 96.6% of Centuri earnings are attributable to the Company.
Principal Previous Owners [Member] | Link-Line, W.S. Nicholls, and Brigadier [Member] | Construction Services [Member]
Business Acquisition [Line Items]
Indirect equity interest convertible for percentage of holding company equity interest		3.40%
Principal Previous Owners [Member] | Centuri Construction Group [Member]
Business Acquisition [Line Items]
Indirect equity interest percentage		10.00%